May 4, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

       Re:  Merrill Lynch Global Bond Fund for
	    Investment and Retirement
	    Post-Effective Amendment No. 18 to the
	    Registration Statement on Form N-1A
	    (Securities Act File No. 33-6091
	    Investment Company Act File No. 811-4684)

Ladies and Gentlemen:

   Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended (the "1933 Act"), Merrill Lynch Global Bond
Fund for Investment and Retirement (the "Fund") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

   (2) the text of Post-Effective Amendment No. 18 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
       Commission on April 27, 1999.

				 Very truly yours,

		     	  Merrill Lynch Global Bond Fund
 			  for Investment and Retirement

			By:    /s/ Robert Harris
			     _________________________
				    Robert Harris
			   	      Secretary